Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

January 31, 2020

	Shares	Value

Common Stocks - 100.0%
Air Freight & Logistics - 0.5%
Forward Air Corp.	3,338	$218,472
Radiant Logistics, Inc.*	5,901	28,502

		246,974
Airlines - 1.0%
Allegiant Travel Co.	1,929	324,149
Hawaiian Holdings, Inc.	5,520	153,898

		478,047
Auto Components - 1.4%
Dana, Inc.	11,923	183,733
Fox Factory Holding Corp.*	3,191	210,032
LCI Industries	2,073	223,822
XPEL, Inc.*	2,288	37,981

		655,568
Automobiles - 0.3%
Winnebago Industries, Inc.	2,790	152,780
Beverages - 0.4%
MGP Ingredients, Inc.	1,197	40,770
National Beverage Corp.*	3,280	140,745

		181,515
Biotechnology - 1.5%
BioSpecifics Technologies Corp.*	2,527	149,295
Ligand Pharmaceuticals, Inc.*	6,046	530,899

		680,194
Building Products - 4.7%
American Woodmark Corp.*	2,005	219,848
Builders FirstSource, Inc.*	13,720	340,187
Continental Building Products, Inc.*	4,110	152,029
Cornerstone Building Brands, Inc.*	14,879	127,662
JELD-WEN Holding, Inc.*	11,919	284,626
Patrick Industries, Inc.	2,815	146,042
PGT Innovations, Inc.*	6,920	107,260
Simpson Manufacturing Co., Inc.	5,253	434,266
Universal Forest Products, Inc.	7,276	348,520

		2,160,440
Capital Markets - 1.5%
Evercore, Inc. - Class A	1,849	141,670
Houlihan Lokey, Inc.	1,977	102,508
Moelis & Co. - Class A	2,335	84,060
Owl Rock Capital Corp.	18,438	290,583
Virtu Financial, Inc. - Class A	5,573	93,013

		711,834
Chemicals - 4.4%
Balchem Corp.	5,289	571,318
Livent Corp.*	23,998	225,821
Westlake Chemical Corp.	20,337	1,244,624

		2,041,763
Commercial Banks - 4.0%
Ameris Bancorp	3,298	132,547
BancFirst Corp.	1,547	89,417
Baycom Corp.*	613	13,768
Byline Bancorp, Inc.	1,807	34,875

Cadence BanCorp	6,058	94,686
Capital Bancorp, Inc.*	654	8,907
CenterState Bank Corp.	5,920	133,555
Columbia Banking System, Inc.	3,414	132,122
Eagle Bancorp, Inc.	1,590	69,483
Equity Bancshares, Inc. - Class A *	730	19,608
Esquire Financial Holdings, Inc.*	357	8,122
	Shares	Value

Common Stocks - (continued)
Commercial Banks - (continued)
Farmers National Banc Corp.	1,308	$20,693
FB Financial Corp.	1,464	52,192
First Bancshares, Inc.	889	30,599
First Bank/Hamilton	967	10,347
First Choice Bancorp	552	13,436
First Foundation, Inc.	2,113	34,864
First Merchants Corp.	2,636	104,781
Franklin Financial Network, Inc.	696	25,661
FVCBankcorp, Inc.*	657	10,479
Guaranty Bancshares, Inc.	545	16,677
Heritage Commerce Corp.	2,803	32,515
Independent Bank Group, Inc.	2,033	108,806
Investar Holding Corp.	470	10,392
Level One Bancorp, Inc.	365	9,074
MainStreet Bancshares, Inc.*	391	8,602
Metropolitan Bank Holding Corp.*	394	19,365
Northeast Bank*	425	8,530
Pacific Premier Bancorp, Inc.	2,810	83,738
People's Utah Bancorp	892	23,263
Preferred Bank	724	43,520
RBB Bancorp	947	18,637
SB One Bancorp	444	10,612
ServisFirst Bancshares, Inc.	2,536	93,198
South State Corp.	1,597	120,749
Southern National Bancorp of Virginia, Inc.	1,144	17,766
TriState Capital Holdings, Inc.*	1,386	31,864
Triumph Bancorp, Inc.*	1,200	46,776
Unity Bancorp, Inc.	515	11,289
Veritex Holdings, Inc.	2,457	69,582

		1,825,097
Commercial Services & Supplies - 1.9%
Healthcare Services Group, Inc.	8,783	224,845
Herman Miller, Inc.	6,997	270,434
McGrath RentCorp	2,878	222,527
Viad Corp.	2,408	156,520

		874,326
Communications Equipment - 2.5%
Ubiquiti, Inc.	7,082	1,157,340
Construction & Engineering - 0.9%
Comfort Systems USA, Inc.	4,346	201,655
Concrete Pumping Holdings, Inc.*	6,552	33,415
Construction Partners, Inc. - Class A *	3,864	64,838
NV5 Global, Inc.*	1,519	94,345

		394,253
Consumer Finance - 0.6%
Elevate Credit, Inc.*	2,090	12,143
Green Dot Corp. - Class A *	2,437	73,305
LendingTree, Inc.*	615	191,388

		276,836

Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. - Class A *	981	69,612
Electrical Equipment - 1.6%
Allied Motion Technologies, Inc.	1,137	52,120
Atkore International Group, Inc.*	5,567	221,010
GrafTech International, Ltd.	34,308	368,125
TPI Composites, Inc.*	4,169	86,507

		727,762
Electronic Equipment & Instruments - 12.6%
II-VI, Inc.*	47,850	1,610,153
Insight Enterprises, Inc.*	20,671	1,361,599
	Shares	Value

Common Stocks - (continued)
Electronic Equipment & Instruments - (continued)
KEMET Corp.	33,554	$873,746
Napco Security Technologies, Inc.*	10,672	313,757
nLight, Inc.*	21,811	383,219
Rogers Corp.*	10,727	1,263,104

		5,805,578
Energy Equipment & Services - 0.6%
Cactus, Inc. - Class A	4,134	119,142
Liberty Oilfield Services, Inc. - Class A	6,658	56,460
ProPetro Holding Corp.*	8,814	85,848
Solaris Oilfield Infrastructure, Inc. - Class A	2,778	32,030

		293,480
Entertainment - 0.1%
Akazoo S.A.*	2,624	13,356
Sciplay Corp. - Class A *	1,200	12,720

		26,076
Equity Real Estate Investment Trusts (REITs) - 1.0%
CareTrust, Inc.	9,030	200,285
Independence Realty Trust, Inc.	8,591	126,030
Innovative Industrial Properties, Inc.	1,120	100,240
Jernigan Capital, Inc.	2,103	42,039

		468,594
Food & Staples Retailing - 0.4%
HF Foods Group, Inc.*	3,667	63,806
Sprouts Farmers Market, Inc.*	8,308	129,854

		193,660
Food Products - 0.2%
Calavo Growers, Inc.	1,237	94,767
Health Care Equipment & Supplies - 4.6%
FONAR Corp.*	2,221	46,885
Inogen, Inc.*	7,574	335,301
LeMaitre Vascular, Inc.	6,882	247,649
Quidel Corp.*	14,342	1,101,465
Tactile Systems Technology, Inc.*	6,551	368,101

		2,099,401
Health Care Providers & Services - 7.2%
AMN Healthcare Services, Inc.*	16,083	1,083,673
BioTelemetry, Inc.*	11,703	572,511
Ensign Group, Inc.	18,372	830,414
National Research Corp.	8,582	580,744
Pennant Group, Inc.*	9,588	253,123

		3,320,465
Hotels, Restaurants & Leisure - 2.4%
BJ's Restaurants, Inc.	1,587	63,131
Choice Hotels International, Inc.	4,617	462,623

Dave & Buster's Entertainment, Inc.	2,554	112,785
Hilton Grand Vacations, Inc.*	7,079	225,891
Nathan's Famous, Inc.	349	23,034
Wingstop, Inc.	2,441	226,451

		1,113,915
Household Durables - 1.6%
Cavco Industries, Inc.*	756	169,359
Century Communities, Inc.*	2,596	77,023
Hooker Furniture Corp.	980	24,147
Installed Building Products, Inc.*	2,486	184,287
iRobot Corp.*	2,343	110,238
Legacy Housing Corp.*	2,048	28,734
LGI Homes, Inc.*	1,902	151,666

		745,454
	Shares	Value

Common Stocks - (continued)
Insurance - 0.8%
Health Insurance Innovations, Inc. - Class A *	581	$13,351
Kinsale Capital Group, Inc.	1,048	119,703
National General Holdings Corp.	5,364	116,774
NI Holdings, Inc.*	1,045	16,041
Palomar Holdings, Inc.*	1,109	59,276
Universal Insurance Holdings, Inc.	1,571	38,238

		363,383
Interactive Media & Services - 0.4%
Cargurus, Inc.*	4,833	172,296
Internet & Catalog Retail - 0.9%
1-800-Flowers.com, Inc. - Class A *	2,986	45,357
Chewy, Inc. - Class A *	4,430	117,439
Duluth Holdings, Inc. - Class B *	2,432	20,551
Revolve Group, Inc.*	1,121	19,943
Stamps.com, Inc.*	1,413	105,254
Stitch Fix, Inc. - Class A *	4,564	104,516

		413,060
IT Services - 1.3%
GreenSky, Inc. - Class A *	38,360	354,830
Paysign, Inc.*	27,682	241,941

		596,771
Leisure Equipment & Products - 0.8%
Callaway Golf Co.	7,796	166,990
Johnson Outdoors, Inc. - Class A	731	57,457
Malibu Boats, Inc. - Class A *	1,695	74,224
Marine Products Corp.	2,813	39,382
MasterCraft Boat Holdings, Inc.*	1,562	27,444

		365,497
Life Sciences Tools & Services - 2.3%
Medpace Holdings, Inc.*	12,406	1,061,333
Machinery - 1.8%
Alamo Group, Inc.	1,400	174,384
Hurco Cos., Inc.	802	25,103
Kadant, Inc.	1,335	142,311
Mayville Engineering Co., Inc.*	3,246	24,702
Omega Flex, Inc.	1,198	126,269
Proto Labs, Inc.*	3,170	328,095

		820,864
Media - 0.2%
AMC Networks, Inc. - Class A *	2,329	85,218

Metals & Mining - 0.3%
Warrior Met Coal, Inc.	8,395	158,330
Oil, Gas & Consumable Fuels - 0.7%
Berry Petroleum Corp.	7,109	48,697
Brigham Minerals, Inc. - Class A	1,930	32,829
Callon Petroleum Co.*	20,048	60,144
Evolution Petroleum Corp.	2,891	14,571
Falcon Minerals Corp.	4,033	22,181
Magnolia Oil & Gas Corp. - Class A *	14,683	154,465

		332,887
Personal Products - 0.4%
Medifast, Inc.	818	79,043
USANA Health Sciences, Inc.*	1,565	96,561

		175,604
Pharmaceuticals - 3.3%
Corcept Therapeutics, Inc.*	39,349	498,552
Innoviva, Inc.*	34,872	481,408
SIGA Technologies, Inc.*	27,915	143,762
	Shares	Value

Common Stocks - (continued)
Pharmaceuticals - (continued)
Supernus Pharmaceuticals, Inc.*	18,064	$413,124

		1,536,846
Professional Services - 1.1%
BG Staffing, Inc.	1,213	24,406
TriNet Group, Inc.*	8,275	472,171

		496,577
Real Estate Management & Development - 0.9%
Consolidated-Tomoka Land Co.	465	29,509
Marcus & Millichap, Inc.*	3,695	130,803
Newmark Group, Inc. - Class A	14,983	176,350
RMR Group, Inc. - Class A	1,444	66,525

		403,187
Road & Rail - 1.2%
PAM Transportation Services, Inc.*	681	36,372
Saia, Inc.*	3,073	267,659
Schneider National, Inc. - Class B	11,148	248,266

		552,297
Semiconductors & Semiconductor Equipment - 6.4%
ACM Research, Inc. - Class A *	9,434	327,737
FormFactor, Inc.*	43,725	1,106,680
Ichor Holdings, Ltd.*	12,993	433,836
Onto Innovation, Inc.*	28,916	1,097,073

		2,965,326
Software - 13.0%
Appfolio, Inc. - Class A *	9,472	1,245,000
Ebix, Inc.	17,614	606,450
Paylocity Holding Corp.*	11,418	1,620,100
Qualys, Inc.*	15,961	1,368,496
SPS Commerce, Inc.*	20,124	1,143,647

		5,983,693
Specialty Retail - 2.0%
Boot Barn Holdings, Inc.*	2,366	99,301
Floor & Decor Holdings, Inc. - Class A *	8,372	412,823
MarineMax, Inc.*	1,793	35,735
Penske Automotive Group, Inc.	6,800	319,396
Winmark Corp.	318	63,272

		930,527

Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear Co.	5,594	525,388
Superior Group of Companies, Inc.	1,262	14,551

539,939
Thrifts & Mortgage Finance - 1.0%
Axos Financial, Inc.*	2,902	81,749
Bridgewater Bancshares, Inc.*	1,362	17,978
FS Bancorp, Inc.	212	11,601
Merchants Bancorp	1,358	26,726
Meta Financial Group, Inc.	1,779	66,214
NMI Holdings, Inc. - Class A *	3,217	102,687
OP Bancorp	743	7,423
Pioneer Bancorp, Inc.*	1,228	18,027
Sachem Capital Corp.	1,048	4,433
Southern Missouri Bancorp, Inc.	436	15,530
Sterling Bancorp, Inc.	2,376	17,416
Walker & Dunlop, Inc.	1,459	96,834

466,618
Trading Companies & Distributors - 1.9%
BMC Stock Holdings, Inc.*	7,909	230,824
Rush Enterprises, Inc. - Class A	4,277	183,911
Shares	Value

Common Stocks - (continued)
Trading Companies & Distributors - (continued)
SiteOne Landscape Supply, Inc.*	4,902	$473,288

888,023

Total Common Stocks (cost $44,818,890)	46,104,007

Investment Companies - 0.0%
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund, 1.5180% ºº (cost $9,090)	9,090	9,090

Total Investments (total cost $44,827,980) - 100.0%	46,113,097

Liabilities, net of Cash, Receivables and Other Assets - 0.0%	(8,969)

Net Assets - 100%	$46,104,128

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$46,099,741	100.0%
United Kingdom	13,356	0.0
Total	$46,113,097	100.0%

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Schedules of Affiliated Investments — (% of Net Assets)
Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 1/31/20
Investment Companies — N/A
Investments Purchased with Cash Collateral from Securities Lending — N/A
Janus Henderson Cash Collateral Fund LLC, 1.4800% ºº	$4,723∆	$—	$—	$—

	Market Value at 10/31/19	Purchases	Sales	Market Value at 1/31/20
Investment Companies — N/A
Investments Purchased with Cash Collateral from Securities Lending — N/A
Janus Henderson Cash Collateral Fund LLC, 1.4800% ºº	$ 1,077,311	$5,272,278	$(6,349,589)	$—

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of January 31, 2020.
∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2020.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$46,104,007	$—	$—
Investment Companies	9,090	—	—
Total Assets	$46,113,097	$—	$—

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.